                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

(Check One)   __ Form 10-KSB   Form 20-F  Form 11-K  _X_  Form 10-Q  Form N-SAR

                  For Period Ended:  August 31, 2001

                  [   ] Transition Report on Form 10-K

                  [   ] Transition Report on Form 20-F

                  [   ] Transition Report on Form 11-K

                  [   ] Transition Report on Form 10-Q

                  [   ] Transition Report on Form N-SAR

                  For Transition Period Ended:

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  Read Instruction (on back page) Before Preparing Form. Please Print or Type.

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 Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates.

PART I - REGISTRANT INFORMATION

 NEW CINEMA PARTNERS

Full Name of Registrant

Former Name if Applicable

 357 Bay St., Suite 404

Address of Principal Executive Office (Street and Number)

Toronto, Ontario  M5H2T7

City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed (Check box if appropriate)

(a)  The reasons described in reasonable detail in Part III of this form could not be eliminated

without unreasonable effort or expense;

(b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day

_X_

following the prescribed due date; or the subject quarterly report of transition report on Form -Q, or portion thereof will be filed on or before the fifth calendar day following the described due date; and

(c)  the accountant's statement or other exhibit required by Rule

12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in  reasonable  detail the reasons  why the Form 10-K,  11-K,  10-Q,

N-SAR, or the transition  report or portion  thereof,  could not be filed within the prescribed time period. (Attach Extra Sheets If Needed)

     Due to time constraints on the Company's  accountants,  the Company has not yet been able to incorporate the financial  statements into the Form 10QSB.  The

Company believes that it will be able to complete and submit its Form 10QSB late next week.

PART IV - OTHER INFORMATION

(1)       Name and telephone number of person to contact in regard to this notification

            Martin Lapedus            (416)                 367 - 8299

            (Name)                 (Area Code)             (Telephone Number)

(1)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceeding 12 months (or for such shorter period that the registrant was required to file such reports) been filed? If answer is no, identify report(s).

                  _X_Yes     No

(2)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earning statements to be included in the subject report or portion thereof?

Yes     _X_No
if so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannat be made.

                               NEW CINEMA PARTNERS

                       (Name of Registrant as Specified in Charter)

has  caused  this  notification  to be signed on its  behalf by the  undersigned hereunto duly authorized.

         Date     October 15, 2001            By:      /s/  Martin Lapedus

                                                          Martin Lapedus

                                                          President